Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards. As of September 30, 2023 and December 31, 2022, no tax benefit was reported with respect to these NOL carry-forwards in the accompanying financial statements because the Company believes the realization of the Company’s net deferred tax assets for the NOL for combined federal and state jurisdictions was considered more likely than not that it will not be realized and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by a full valuation allowance. The Company’s effective tax rate is different than the federal statutory tax rate because the Company has established a full valuation allowance against its net deferred income tax asset.

10.	Income Taxes

The Company estimated NOL carry-forwards for Federal and State income tax purposes of $6,413,753 as of December 31, 2022, and $1,502,991 as of December 31, 2021. No tax benefit was reported with respect to these NOL carry-forwards in the accompanying financial statements because the Company believes the realization of the Company’s net deferred tax assets for the NOL for combined federal and state jurisdictions of $1,608,940 as of December 31, 2022, was not considered more likely than not to be realized and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by a full valuation allowance. The Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	Year ended December 31,
	2022	2021
		(As Restated)(1)
Deferred tax assets:
Net Operating Loss Carryforwards	$1,731,713	$330,496
Accrued Expenses	11,197	-
Fixed Assets	-	(32,321)
Stock Based Compensation	-	2,248
Charitable Contribution Carryforward	412	-
ROU Asset	(204,479)	-
Lease Liability	204,982	-
Total deferred tax assets	1,743,825	300,423

Deferred tax liabilities:
Amortization/Depreciation	134,382	-
Total deferred tax liabilities	134,382	-

Valuation allowance	(1,608,940)	(300,423)
Net deferred Tax Assets (Liabilities)	$-	$-

(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.

The differences between the total calculated income tax (benefit) provision and the expected income tax computed using the U.S. federal income tax rate are as follows:

	2022	2021
		(As Restated)(1)
Tax benefit at statutory tax rate	(1,021,920)	(232,214)
State benefit, net of federal benefit	(291,977)	(66,347)
Other permanent differences	(13,535)	5,144
Valuation allowance	1,308,517	300,310
Other	(11,179)	(6,893)
Conversion of subsidiary from C-Corp to LLC	-	74,330
	$(30,094)	$74,330

(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.

On October 18, 2021, Kauai Veterinary Clinic, Inc. (“KVC”) was converted into a limited liability corporation. The conversion of a C corporation into a limited liability corporation is treated as a complete liquidation of the corporation recognizing the gain at fair market value at the time of liquidation on the property deemed distributed for tax purposes. As a result, the KVC reported a gain on the conversion of $706,130 and paid $264,796 in taxes as of the date of conversion. As discussed in Note 2, Summary of Significant Accounting Policies – Restatement, the Company overpaid federal and state taxes as a result of the KVC reported gain, which the Company will filed amended tax returns to declare a refund of $192,139.

Income tax expense consists of the following for the years ending December 31, 2022 and 2021:

	December 31 2022	December 31 2021
		(As Restated) (1)
Current income tax (benefit)expense
Federal	$-	$33,982
State	(30,094)	40,348
	$-	$74,330

(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.